Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment Information

17. Segment Information

As a result of the Ecommerce Wind-Down during the three months ended March 31, 2024, the Company revised its reportable segments. The Company is now organized into two reportable segments: UACC and CarStory. Corporate activities are presented in “corporate” and do not constitute a reportable segment. These activities include costs not directly attributable to the segments and are primarily related to costs associated with corporate and governance functions, including executive functions, corporate finance, legal, human resources, information technology, cyber security and other shared costs. Certain shared costs, including corporate administration, are allocated to segments based upon specific allocation of expenses. Corporate activities also include the runoff of legacy Vroom third party vehicle service and GAP policies sold prior to the Ecommerce Wind-Down as well as certain Vroom contracts, primarily Software and IT related, that have been renegotiated and right-sized to account for reduced headcount following the Ecommerce Wind-down. The Company retrospectively restated segment results for the comparative period to conform to the new presentation. No operating segments have been aggregated to form the reportable segments.

The Company determined its operating segments based on how the chief operating decision maker (“CODM”) reviews the Company’s operating results in assessing performance and allocating resources. The Company’s CODM is the chief executive office (“CEO”). The CODM reviews Adjusted EBITDA for each of the reportable segments. Adjusted EBITDA is defined as net loss before interest expense on corporate debt, interest income on cash and cash equivalents, income tax expense, depreciation and amortization expense, stock compensation expense, bankruptcy costs, reorganization items, severance expense related to the continuing operations, gain on debt extinguishment and long-lived asset impairment charges, incurred by the segment. All expense categories on the consolidated statement of operations are significant and there are no other significant segment expenses that would require disclosure. There are no intra-entity sales and no significant expense categories regularly provided to the CODM beyond those disclosed in the consolidated statement of operations. The CODM manages the business using consolidated expense information, adjusted for items that are non-recurring or not core to the Company’s operating business as disclosed above, as well as regularly provided budgeted or forecasted expense information for each operating segment. The CODM does not evaluate operating segments using asset information as these are managed on an enterprise-wide group basis. Accordingly, the Company does not report segment asset information. As of December 31, 2024 and December 31, 2023, long-lived assets were predominantly located in the United States.

The UACC reportable segment represents UACC’s operations with its network of third-party dealership customers, including the purchases and servicing of vehicle installment contracts. The segment also includes the runoff portfolio of retail installment sale contracts originated for Vroom or purchased from Vroom prior to the Ecommerce Wind-Down.

The CarStory reportable segment represents sales of AI-powered analytics and digital services to automotive dealers, automotive financial services companies and others in the automotive industry.

Information about the Company’s reportable segments and corporate activities are as follows (in thousands):

	Year Ended December 31,
	2024				2023
	UACC	CarStory	Corporate	Total	UACC	CarStory	Corporate	Total
Interest income	$203,962	$—	$(2,129)	$201,833	$180,970	$—	$(2,488)	$178,482

Interest expense:
Warehouse credit facility	29,276	—	—	29,276	19,914	—	—	19,914
Securitization debt	30,084	—	—	30,084	21,979	—	—	21,979
Total interest expense	59,360	—	—	59,360	41,893	—	—	41,893
Net interest income	144,602	—	(2,129)	142,473	139,077	—	(2,488)	136,589

Realized and unrealized losses, net of recoveries	98,629	—	21,239	119,868	92,372	—	30,169	122,541
Net interest income after losses and recoveries	45,973	—	(23,368)	22,605	46,705	—	(32,657)	14,048

Noninterest (loss) income:
Servicing income	6,501	—	—	6,501	10,041	—	—	10,041
Warranties and GAP income (loss), net	7,789	—	(10,399)	(2,610)	7,871	—	(2,158)	5,713
CarStory revenue	—	11,610	—	11,610	—	12,384	—	12,384
Gain on debt extinguishment	—	—	—	—	—	—	37,878	37,878
Other income	8,334	692	1,824	10,850	3,209	444	5,457	9,110
Total noninterest (loss) income	22,624	12,302	(8,575)	26,351	21,121	12,828	41,177	75,126

Expenses:
Compensation and benefits	76,374	10,293	10,626	97,293	67,807	8,953	9,940	86,700
Professional fees	3,506	152	8,377	12,035	5,395	341	8,816	14,552
Software and IT costs	10,397	215	4,471	15,083	10,116	197	9,288	19,601
Depreciation and amortization	22,683	6,403	—	29,086	22,685	6,428	—	29,113
Interest expense on corporate debt	2,396	—	3,430	5,826	1,680	—	4,296	5,976
Impairment charges	5,159	—	—	5,159	—	—	—	—
Other expenses	9,457	414	6,422	16,294	7,809	584	9,295	17,687
Total expenses	129,972	17,477	33,326	180,776	115,492	16,503	41,635	173,629

Adjusted EBITDA	$(29,808)	$912			$(23,185)	$3,399

The reconciliation between reportable segment Adjusted EBITDA to consolidated loss from continuing operations before provision for income taxes is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Adjusted EBITDA by Segment
UACC	$(29,808)	$(23,185)
CarStory	912	3,399
Total	$(28,896)	$(19,786)

Interest expense on corporate debt	(2,396)	(1,680)
Interest income on cash and cash equivalents	2,864	2,481
Depreciation and amortization	(29,086)	(29,113)
Stock compensation expense	(3,077)	(3,243)
Severance	(800)	—
Impairment charges	(5,159)	—
Corporate loss from continuing operations before reorganization items and provision for income taxes	(65,270)	(33,114)
Loss from continuing operations before reorganization items and provision for income taxes	$(131,820)	$(84,455)